AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

December 31, 2022 (unaudited)

	Initial Acquisition Date	Shares	Value
Co-Investments - 45.6%
ACP Accelerant Co-Invest, LLC (Financials)(a),(b),*	01/31/2022	(c)	$23,680,884
AIX Pride Syndication L.P. (Information Technology)(a),*	11/16/2018	(c)	8,937,056
AP VIII Prime Security Services Holdings, L.P. (Industrials)*	04/26/2016	(c)	1,726,397
APH CUBS Co-invest LP (Financials)(a),*	11/16/2018	(c)	7,679,325
APIA BIM FPCI (Information Technology) (France)(a),*	02/25/2020	(c)	6,456,945
APIA DINO FPCI (Information Technology) (Netherland)(a),(b),*	03/11/2022	(c)	10,848,557
APIA OPUS FPCI (Information Technology) (France)(a),*	12/22/2020	(c)	3,826,591
APIA TRILOGY FPCI (Information Technology) (Belgium)(a),(b),*	09/16/2021	(c)	12,381,618
Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c)	10,105,040
Aquarian Insurance Holdings (Financials)(a),(b),*	09/29/2022	(c)	25,758,000
Armis Investors Holdings, L.P. (Information Technology)(a),*	02/03/2020	(c)	4,315,849
Base10 Advancement Initiative IH I, L.P. (Healthcare)(a),(b),(d),*	05/27/2022	(c)	4,967,000
BC Partners Aqua Co-Investment LP (Industrials) (Germany)(a),(b),*	01/11/2022	(c)	9,547,898
BC Partners Clay Co-Investment LP (Materials) (Germany)(a),(b),*	03/30/2022	(c)	16,199,358
CB Ignite Holdings, LLC (Consumer Discretionary)(d),*	08/12/2016	(c)	4,203,992
DETZ Co-Investment Aggregator, L.P. (Financials)(a),*	12/08/2021	(c)	14,318,574
Diamond LS I LP (Financials)(a),*	12/28/2016	(c)	2,619,588
Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(d),*	11/06/2015	31	548,455
Eagle Investment Trust (Industrials) (Australia)(a),*	08/12/2021	(c)	22,024,056
ECI 11 FP Limited (Information Technology) (United Kingdom)(a),*	06/07/2021	(c)	6,750,765
Epsilon Topco Limited (Information Technology)(a),(d),*	10/03/2018	(c)	2,242,761

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 45.6% (continued)
ESCP PPG Holdings, LLC (Industrials)(a),(d),*	12/14/2016	2,171,429	$0
Five Arrows Galliera Co-Invest Fund SCSp (Consumer Discretionary) (France)(a),(b),*	08/04/2022	(c)	18,376,658
GGV (ET) LLC (Information Technology)(a),(b),*	08/08/2022	(c)	4,921,000
Golden Aggregator, L.P. (Information Technology)(a),(d),*	06/28/2021	(c)	22,589,812
H&F Flashdance Partners I, L.P. (Financials)(a),*	07/16/2018	(c)	1,200,915
H.I.G. Pixelle Specialty Solutions Co-Investment, L.P. (Materials)(a),(b),*	07/15/2022	(c)	7,666,742
Help HP SCF Investor, LP (Information Technology)(a),(d),*	05/12/2021	(c)	9,579,100
Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2020	(c)	4,794,472
Hg Riley Co-Invest L.P. (Information Technology)(a),(b),*	09/30/2021	(c)	9,692,619
Hg Secular Co-Invest L.P. (Information Technology)(a),*	09/16/2020	(c)	4,006,834
Hg Spider Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2019	(c)	5,499,257
Hg Vibranium Co-Invest L.P. (Information Technology) (Sweden)(a),(b),*	06/29/2022	(c)	20,256,400
Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(a),*	06/10/2019	(c)	4,835,172
Hygee International SARL (Materials) (France)(a),(d),*	12/17/2020	(c)	4,503,513
Incline A Aviation Co-Investment Fund (Industrials)(d),*	05/15/2020	(c)	2,073,422
Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(d),*	06/26/2018	(c)	2,530,000
Insight RF Holdings, LLC (Information Technology)(a),*	07/03/2019	(c)	11,918,350
ISH Co-Invest Aggregator, L.P. (Information Technology)(a),*	05/06/2021	(c)	5,985,461
IVP XI Celestial Co-Invest LP (Industrials)(a),*	06/04/2021	(c)	8,502,379
IVP XII DK (BLOCKED) Co-Invest, L.P. (Communication Services)(a),(b),(d),*	10/01/2021	(c)	12,958,371

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 45.6% (continued)
JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c)	$1,792,408
KKR Cavalry Co-Invest L.P. (Information Technology)(a),(b),*	03/22/2022	(c)	7,337,233
LEP Prelude Co-Invest, L.P. (Healthcare)(a),*	07/05/2017	(c)	4,761,064
Logan Co-Invest, L.P. (Information Technology)(a),*	08/27/2020	(c)	4,963,326
NetSPI (Information Technology)(a),(b),*	11/01/2022	(c)	18,794,000
Ocean Alliance III, L.P. (Communication Services) (China)(a),*	09/04/2020	(c)	5,946,995
Olive Investments Limited (Information Technology)(a),(b),*	09/01/2021	(c)	14,013,043
Onex ISO Co-Invest LP (Financials)(a),(b),*	10/29/2021	(c)	17,046,956
Project Alpine Co-Invest Fund, L.P. (Information Technology)(a),*	06/13/2022	(c)	41,247,972
Project Hotel California Co-Invest Fund, L.P. (Information Technology)(a),(b),*	07/29/2022	(c)	33,806,200
PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(b),*	07/30/2021	(c)	11,773,723
PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c)	11,815,500
Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c)	645,649
Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c)	1,845,010
RCP Artemis Co-Invest LP (Financials)(a),*	08/01/2019	(c)	12,749,576
RL Co-investor Aggregator II L.P. (Communication Services)(a),(b),*	03/04/2022	(c)	21,802,658
Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),*	11/26/2018	(c)	7,615,210
SDA Investors Group, LLC - Class A (Healthcare)(a),(d),*	08/03/2017	(c)	2,976,662
SDA Investors Group, LLC - Series A Pref (Healthcare)(a),(d),*	03/26/2019	(c)	1,878,029
Sequoia Financial Group (Financials)(a),(b),*	10/28/2022	(c)	21,088,700
SignalFire Opportunities Fund, L.P. (Healthcare)(a),(b),*	04/08/2022	(c)	4,957,428

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 45.6% (continued)
SignalFire Opportunities Fund, L.P. – Series 11 (Financials)(a),(b),*	12/10/2021	(c)	$5,064,424
SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(b),*	12/16/2021	(c)	14,096,916
SYFS Co-INVEST, LLC (Healthcare)(a),*	09/01/2017	(c)	944,964
T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(c)	2,217,634
T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),*	06/28/2018	(c)	4,260,303
TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c)	4,663,052
TKC Investment Holdings, LLC (Consumer Discretionary)(a),*	10/12/2016	(c)	3,140,989
TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)*	02/26/2019	(c)	7,319,628
TPG Growth V Amplifier CI, L.P. (Healthcare)(b),*	02/10/2022	(c)	13,490,904
TPG Growth V Melody CI, Limited Partnership (Communication Services) (Italy)(a),(b),*	07/18/2022	(c)	15,000,000
TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(a),*	05/09/2018	(c)	571,256
TVG-I-E-AEG Holdings (Consumer Discretionary)*	01/27/2017	(c)	1,981,303
Verdane Co-Invest Papirfly AB (Information Technology) (Norway)(a),(b),*	03/30/2022	(c)	4,031,276
Vestwell (Information Technology)(a),(b),(d),*	12/23/2022	(c)	4,998,000
Vistria AP Investment LLC (Consumer Discretionary)(a),(d),*	12/12/2019	(c)	7,271,819
WP Triton Investment, L.P. (Communication Services) (United Kingdom)*	12/10/2019	(c)	1,892,812
WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),*	06/25/2015	(c)	542,412
Total Co-Investments			701,374,220
Primary Private Investment Funds - 4.9%
Abry Advanced Securities Fund IV, L.P.(a),*	02/19/2019	(c)	2,871,757
Banc Fund IX L.P.(a),*	01/19/2016	(c)	152,839
Battery Ventures Select Fund II, L.P.(a),(b),*	06/27/2022	(c)	712,979
Battery Ventures XIV, L.P.(a),(b),*	07/20/2022	(c)	911,473

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Primary Private Investment Funds - 4.9% (continued)
BC European Capital XI (United Kingdom)(a),(b),*	02/25/2022	(c)	$9,308,043
BroadRiver III, L.P.*	03/27/2018	(c)	3,033,135
Calera Capital Partners V L.P.*	04/25/2016	(c)	99,079
Carlyle Renewable and Sustainable Energy Fund II(a),(b),*	11/29/2022	(c)	589,757
Five Arrows Principal Investments IV SCSp (United Kingdom)(a),(b),*	06/17/2022	(c)	4,045,093
GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	726,544
HGGC Fund IV(b),*	12/03/2021	(c)	12,241,320
Incline Aviation Fund II(d),*	05/07/2021	(c)	5,531,140
Incline Aviation I(d),*	03/09/2017	(c)	1,352,973
PSG Encore-A L.P.(a),(b),*	03/23/2022	(c)	7,908,784
Redpoint IX(a),(b),(d),*	10/03/2022	(c)	83,400
SignalFire Breakout Fund III, L.P.(a),(b),*	01/31/2022	(c)	3,087,887
SignalFire Fund IV, L.P.(a),(b),*	01/31/2022	(c)	1,424,296
SignalFire XIR Fund, L.P.(a),(b),*	01/31/2022	(c)	2,034,688
TPG Growth V, L.P.(a),(b),*	09/17/2021	(c)	18,284,387
West Street Infrastructure Partners IV (GSIP)(e),*	09/30/2022	(c)	423,292
Total Primary Private Investment Funds			74,822,866
Secondary Private Investment Funds - 46.7%
1901 Partners LP(a),*	07/16/2015	(c)	60,968
3i Venice SCSp (United Kingdom)*	01/15/2020	(c)	12,429,985
Abry Advanced Securities Fund III, L.P.(a),*	03/31/2021	(c)	5,542,856
ABRY Heritage Partners, L.P.(e),*	03/31/2021	(c)	286,706
ABRY Partners IX, L.P.(e),*	03/31/2021	(c)	2,046,541
ABRY Partners VI, L.P.(a),(e),*	03/31/2021	(c)	11,347
ABRY Partners VII, L.P.(e),*	03/31/2021	(c)	319,808
ABRY Partners VIII, L.P.(e),*	03/31/2021	(c)	334,701
ABRY Senior Equity III, L.P.(a),(e),*	03/31/2021	(c)	9,259

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 46.7% (continued)
ABRY Senior Equity IV, L.P.(e),*	03/31/2021	(c)	$230,651
ABRY Senior Equity V, L.P.(e),*	03/31/2021	(c)	1,885,652
ACON Equity Partners 3.5, L.P.(a),(e),*	01/12/2022	(c)	2,604,137
ACON Equity Partners IV, L.P.(a),(e),*	01/04/2022	(c)	5,170,736
Allegro Private Equity Fund II, L.P. (Australia)(a),*	03/04/2020	(c)	2,029,244
Alpine Investors TEAM CV Feeder, LLC(a),*	12/17/2020	(c)	6,609,265
Altor Fund III Ltd. Partnership (Sweden)(e),*	04/07/2022	(c)	1,058,663
Altor Fund IV AB (Sweden)(b),*	04/08/2022	(c)	2,704,279
Altor Fund V AB (Sweden)(b),*	04/08/2022	(c)	3,985,343
Antin Infrastructure Partners III-B SCSp (Spain)(a),*	11/04/2020	(c)	5,063,531
Apax France VIII-A FCPR (France)(a),*	01/22/2019	(c)	827,289
Archer Capital GF Trust 2B (Australia)*	03/04/2020	(c)	1,255,549
Archer Capital Trust 5B (Australia)(a),*	03/04/2020	(c)	560,108
Ares Corporate Opportunities Fund IV, L.P.(a),*	04/13/2017	(c)	952,492
Avenue Pantheon Broadway Fund, L.P. (United Kingdom)(a),*	03/07/2019	(c)	1,719,743
Aztiq Fund I(a),*	05/13/2019	(c)	8,699,729
Base10 Partners I, L.P.(a),(b),*	08/03/2022	(c)	6,747,164
Berkshire Fund IX Coinvestment Fund L.P.(a),(e),*	04/08/2022	(c)	2,619,872
Berkshire Fund IX, L.P.(e),*	09/03/2021	(c)	6,651,267
Berkshire Fund VI L.P.(a),(b),*	04/08/2022	(c)	1,157,966
Berkshire Fund VII, L.P.(a),(b),*	04/08/2022	(c)	159,986
Berkshire Fund VIII L.P.(b),*	04/08/2022	(c)	2,380,448
Berkshire Fund X-A, L.P.(a),(b),*	11/16/2021	(c)	841,240
Blackstone Capital Partners VI(e),*	04/07/2022	(c)	303,262
CapVest Strategic Opportunities 2 SCSp (United Kingdom)(a),*	12/01/2020	(c)	4,348,827
Carlyle Global Infrastructure Opportunity Fund, L.P.(e),*	04/21/2022	(c)	10,193,243

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 46.7% (continued)
CBPE Capital Fund IX B, L.P. (United Kingdom)(a),*	12/31/2020	(c)	$3,235,220
CD&R Value Building Partners I, L.P.(b),*	12/17/2021	(c)	31,667,180
Clearview Capital Fund III, L.P.(a),(e),*	04/07/2022	(c)	1,053,918
Clearview Capital Fund IV, L.P.(e),*	04/08/2022	(c)	5,980,232
Clearview Capital Mezzanine Fund I, L.P.(e),*	04/08/2022	(c)	769,762
DPE Continuation Fund I (Germany)(a),(b),*	10/07/2022	(c)	34,288,390
ECP Calpine Continuation Fund, LP(b),*	07/05/2022	(c)	28,053,300
Ergon svt Long Term Value Fund SCSp (Germany)(a),*	02/24/2021	(c)	4,299,889
ESO Fund VII SCSp SICAV-RAIF (United Kingdom)(a),(b),*	09/01/2021	(c)	6,224,087
Francisco Partners III, L.P.(a),*	01/05/2015	(c)	83,831
GIP Aquarius Fund, SCSp (Brazil)(a),(b),*	10/19/2021	(c)	12,200,855
Global Infrastructure Partners II (United Kingdom)(a),(b),*	12/30/2022	(c)	8,918,479
Global Infrastructure Partners III(a),(b),*	12/30/2022	(c)	2,323,941
Graham Partners OptConnect Continuation Fund Parallel(a),(b),*	12/20/2022	(c)	31,442,448
Greenbriar Equity Fund III, L.P.(e),*	03/31/2021	(c)	1,615,593
H&F Arrow 2, L.P.(a),*	08/28/2020	(c)	250,894
Hellman & Friedman Capital Partners VII, L.P.(a),*	10/01/2019	(c)	139,134
Hosen FCV I, L.P. (Australia)(a),(b),*	04/13/2022	(c)	29,589,867
Housatonic Equity Investors V, L.P.(e),*	04/07/2022	(c)	1,624,677
Housatonic Equity Investors VI, L.P.(e),*	04/07/2022	(c)	9,583,522
Icon Partners III, L.P.(a),*	05/10/2021	(c)	7,007,111
Icon Partners IV, L.P.(a),*	05/24/2021	(c)	16,935,977
Idinvest Growth Secondary SLP (France)(a),*	05/21/2020	(c)	6,171,651
Industrial Opportunity Partners II(a),(b),*	04/01/2022	(c)	305,877
Industrial Opportunity Partners III(a),(b),*	04/01/2022	(c)	6,652,422
Industrial Opportunity Partners IV, L.P.(a),(b),*	05/06/2022	(c)	697,347

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 46.7% (continued)
Insight Venture Partners IX, L.P.(a),*	01/02/2020	(c)	$7,394,294
Insight Ventures Partners (Cayman) X, L.P.(a),(b),*	01/04/2022	(c)	13,443,104
KKR Mezzanine Partners I L.P.(b),*	04/07/2022	(c)	472,591
LEP Opportunities I, L.P.(a),*	06/30/2021	(c)	16,342,759
Linden Opportunities Fund, L.P.(a),(b),*	09/01/2022	(c)	12,226,800
Marwyn Value Investors II Co-Invest (Spain)(a),(b),*	04/01/2022	(c)	155,378
Marwyn Value Investors II L.P. (Spain)(a),(b),*	04/01/2022	(c)	386,846
MC Private Equity Partners I-A LP(e),*	03/31/2021	(c)	5,115,943
Medicxi Secondary I, L.P. (United Kingdom)(a),*	09/21/2020	(c)	2,786,077
MIC Capital Partners III Parallel (Cayman) LP(a),*	04/14/2021	(c)	4,417,267
Nordic Capital CF1 Alpha, L.P. (Norway)(a),*	03/11/2022	(c)	20,908,900
North Haven Capital Partners CV-A LP(a),(b),*	11/15/2021	(c)	20,396,100
Oaktree Special Situations Fund, L.P.(a),(e),*	04/07/2022	(c)	1,734,318
One Equity Partners VI, L.P.(a),(b),*	04/08/2022	(c)	1,969,963
P-O Senior Loan Opportunity Fund L.P.*	09/08/2020	(c)	82,743
PAI Strategic Partnerships SCSp (United Kingdom)(a),*	12/10/2019	(c)	6,774,790
Pegasus WSJLL Fund, L.P.(a),(b),*	12/14/2021	(c)	20,894,400
Pennantpark Senior Credit Fund Cayman Levered Feeder, LP*	06/29/2021	(c)	9,297,800
Providence Equity Partners VI, L.P.*	12/12/2014	(c)	24,681
PSC III G, L.P. (United Kingdom)(a),(b),*	04/04/2022	(c)	4,984,237
RL Co-investor Aggregator L.P.(a),(b),*	08/31/2022	(c)	10,394,000
Roark Capital Partners CF LP(a),(b),*	08/26/2022	(c)	24,033,000
RREF I SPV, L.P.(a),(b),*	05/13/2022	(c)	8,638,829
Samson Brunello 2, L.P.(a),*	02/19/2021	(c)	149,579
Samson Hockey 2, L.P.(a),*	12/23/2020	(c)	228,233
Samson Shield 2, L.P.(a),*	12/23/2020	(c)	417,418
SGP II CF Feeder, L.P.(a),(b),*	08/12/2022	(c)	23,506,674

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 46.7% (continued)
ShiftKey(a),(b),*	11/25/2022	(c)	$20,000,000
Silver Lake Partners V, L.P.(b),*	01/04/2022	(c)	13,126,272
Silver Oak Services Fund IV, L.P.(a),(e),*	04/07/2022	(c)	2,814,104
Siris Partners II, L.P.(b),*	04/01/2022	(c)	298,709
Siris Partners III, L.P.(b),*	04/01/2022	(c)	2,203,366
Siris Partners III, L.P.(b),*	04/07/2022	(c)	5,868,787
Siris Partners IV, L.P.(b),*	04/01/2022	(c)	3,012,419
Solace Capital Special Situations Fund, L.P.(b),*	08/06/2021	(c)	13,459,960
Tene GPL Limited Partnership (Israel)(a),*	06/23/2021	(c)	18,007,540
Thomas H. Lee Equity Fund VIII, L.P.(a),(e),*	04/01/2022	(c)	140,807
TiaraMed LP (Romania)(a),(b),*	10/15/2021	(c)	12,496,774
TPG Asia V, L.P.(b),*	01/12/2022	(c)	579,293
TPG Asia VI, L.P.(b),*	01/12/2022	(c)	5,715,363
TPG Growth Gator GenPar II, L.P.(a),*	12/23/2019	(c)	3,584,743
TPG Partners V, L.P.(a),*	10/31/2015	(c)	244
TPG Partners VI, L.P.(e),*	01/12/2022	(c)	660,980
TPG Partners VI, L.P.*	10/31/2015	(c)	56,245
TPG Partners VII, L.P.(e),*	01/12/2022	(c)	2,238,740
TPG Partners VIII, L.P(e),*	01/12/2022	(c)	4,551,053
Warburg Pincus Private Equity XII, L.P.(b),*	09/30/2021	(c)	6,183,872
Warburg Pincus Private Equity XII, L.P.(e),*	01/12/2022	(c)	5,260,169
Water Street Orion Fund, L.P.(a),(b),*	10/13/2021	(c)	19,151,500
West Street Global Infrastructure Partners III, L.P.(e),*	04/21/2022	(c)	8,872,519
Total Secondary Private Investment Funds			718,377,644
Common Stock - 0.0%(1)
TransDigm Group, Inc.(a)		131	82,484
Total Common Stock			82,484

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Shares	Value
Short-Term Investments - 3.2%
Other Investment Companies - 3.2%
Dreyfus Government Cash Management Fund, Institutional Class, 4.16% (2)	48,676,328	$48,676,328
Total Investments - 100.4% (cost $1,339,427,189)		1,543,333,542
Other Assets, less Liabilities - (0.4%)		(6,077,703)
Net Assets - 100.0%		$1,537,255,839

Cost of Investments by asset type is as follows:

Co-Investments	$581,994,555
Primary Private Investment Funds	73,838,645
Secondary Private Investment Funds	634,836,138
Common Stock	81,523
Short-Term Investments	48,676,328

Total	$1,339,427,189

(a)	Non-income producing.
(b)	Investment is held by AMG Pantheon Lead Fund, LLC, a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).
(c)	Investment does not issue shares.
(d)	The investment’s value was determined using significant unobservable inputs.
(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Master Fund.
(1)	Less than 0.05%.
(2)	Yield shown represents the December 31, 2022, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Consolidated Schedule of Investments.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

As of December 31, 2022, the aggregate cost of each investment restricted to resale was $23,691,573, $200,093, $1,202,860, $4,059,584, $3,335,836, $10,829,540, $3,744,845, $10,929,227, $2,141,549, $25,007,955, $4,245,077, $5,159,391, $15,022,158, $16,379,406, $1,295,640, $14,061,119, $1,167,960, $211,728, $7,206,199, $7,328,042, $1,783,591, $2,174,345, $17,662,814, $5,043,774, $15,000,000, $636,693, $8,090,514, $7,797,897, $3,320,212, $7,857,364, $3,033,908, $2,330,057, $2,004,1949, $1,931,802, $4,760,163, $1,154,552, $2,276,020, $3,376,573, $5,588,918, $8,429,116, $14,975,392, $2,188,775, $7,337,233, $1,849,814, $3,767,531, $18,794,000, $3,520,819, $9,698,069, $19,692,078, $39,967,779, $34,534,744, $11,563,863, $1,172,266, $218,196, $1,392,445, $3,892,609, $21,341,770, $4,652,874, $3,730,626, $1,139,648, $20,454,713, $4,977,228, $5,109,869, $15,545,559, $2,972,962, $196,441, $2,312,991, $3,393,333, $1,551, $0, $10,122,166, $1,5031,794, $1,434,023, $434,236, $5,242,823, $5,100,000, $1,727,490, $2,799,759, $197,042, $3,223,857, $125,416, $832,200, $1,064,000, $9,368,481, $2,725,863, $65,196, $589,757, $4,439,722, $828,822, $13,170,462, $5,730,019, $1,221,881, $8,231,790, $135,131, $3,327,206, $1,555,323, $2,250,000, $14,525,294, $428,225, $416,343, $4,406,034, $4,979,005, $216,430, $1,474,290, $21,716, $367,433, $580,050, $33,618, $214,130, $1,347,759, $1,943,458, $4,140,844, $2,606,795, $3,833,877, $1,122,551, $2,904,083, $4,454,073, $3,608,947, $624,025, $832,708, $894,423, $1,335,824, $1,778,561, $3,880,431, $4,667,509, $3,081,331, $6,602,867, $1,072,944, $184,445, $1,877,679, $794,292, $341,522, $3,637,885, $8,247,877, $3,584,264, $35,088,897, $1,092,956, $5,895,662, $732,621, $31,882,795, $28,990,489, $4,190,961, $3,583,974, $89,384, $11,115,198, $6,949,650, $1,753,556, $31,442,448, $1,745,391, $138,745, $806,578, $22,495,567, $1,416,525, $8,959,190, $8,609,405, $15,247,550, $2,114,571, $127,565, $6,145,417, $757,829, $4,870,043, $15,207,560, $344,649, $12,890,166, $12,214,819, $158,076, $285,233, $3,077,029, $3,733,949, $4,429,307, $20,917,106, $10,700,185, $1,330,896, $1,533,192, $219,600, $4,830,691, $18,851,317, $9,444,860, $95,045, $5,275,699, $10,161,458, $21,325,852, $5,948,238, $99,522, $100,417, $445,831, $22,227,356, $20,133,262, $16,740,154, $2,456,723, $442,218, $1,916,056, $5,202,843, $2,592,150, $8,901,966, $8,649,185, $136,710, $9,925,663, $598,011, $4,843,853, $2,473,457, $34,419, $455,687, $381,454, $3,064,717, $4,397,238, $5,180,600, $4,220,305, $17,788,183 and $10,100,241, respectively, totaling $1,290,669,338.

The country allocation in the Consolidated Schedule of Investments at December 31, 2022, was as follows:

Country	% of Total Investments
Australia	3.9
Belgium	0.8
Brazil	0.8
China	0.4
France	3.5
Germany	4.2
Israel	1.2
Italy	1.0
Netherlands	0.7
Norway	1.9
Romania	0.8
Spain	0.4
Sweden	1.8
United Kingdom	5.3
United States	73.3

100.0

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments

December 31, 2022 (unaudited)

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of December 31, 2022:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Co-Investments	—	—	$83,320,936	$618,053,284	$701,374,220
Primary Private Investment Funds	—	—	6,967,513	67,855,353	74,822,866
Secondary Private Investment Funds	—	—	—	718,377,644	718,377,644
Common Stock	$82,484	—	—	—	82,484
Short-Term Investments
Other Investment Companies	48,676,328	—	—	—	48,676,328

Total Investments	$48,758,812	—	$90,288,449	$1,404,286,281	$1,543,333,542

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2022	$68,566,186	$3,224,701	$—	$71,790,887
Purchases	10,484,109	3,798,773	—	14,282,882
Sales & Distributions	(1,810)	(59,126)	—	(60,936)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain	525	20,451	—	20,976
Net change in unrealized appreciation/depreciation	4,271,926	(17,286)	—	4,254,640

Balance as of December 31, 2022	$83,320,936	$6,967,513	$—	$90,288,449

Net change in unrealized appreciation/depreciation on investments held at December 31, 2022	$4,596,120	$(17,286)	$—	$4,578,834

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of December 31, 2022. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of December 31, 2022	Valuation Technique(s)	Unobservable Input(s)	Range	Average	Impact to Valuation from an Increase in Input (a)
Co-Investments	$9,965,000	Recent Round of Financing	Recent round of financing/ expected sale	N/A	N/A	Increase
Co-Investments		Market Comparables	Public Company Multiples:
	54,846		Revenue	19.00x-19.00x	19.00x	Increase
	53,473,703		EBITDA	10.00x-31.25x	15.88x	Increase
	438,764		Tower Cash Flow	26.30x-26.30x	26.30x	Increase
Co-Investments	7,184,635	Guideline Transaction Multiples	EBITDA	10.80x-28.80x	15.23x	Increase
Co-Investments	12,203,988	Discounted Cash Flows	Discount Rate	8.0%-20.0%	12.1%	Decrease
			Terminal Value	14.00x-18.00x	14.59x	Increase
			Terminal Growth Rate	5.6%-7.5%	5.9%	Increase
Primary Private Investment Funds	6,884,113	Discounted Cash Flows	Discount Rate	8.5%-9.5%	8.7%	Decrease
Primary Private Investment Funds	83,400	Recent Round of Financing	Recent round of financing / expected sale	N/A	N/A	Increase

Total	$90,288,449

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

For direct investments and certain co-investments in portfolio companies, the Fund primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. Additionally, the Master Fund may utilize independent valuation firms to provide third-party valuation consulting services. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial reports or statements of the respective Investment Fund. The Valuation Committee of the Investment Manager reviews the capital account balances and may adjust the value of each Master Fund investment.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board designated the Investment Manager as the Master Fund’s Valuation Designee to perform the Master Fund’s fair value determinations. The Board is presented with a monthly valuation update and a quarterly valuation report. Additionally, the Board receives updates on the Master Fund’s valuation risks and is notified of any changes in valuation methodologies.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

•

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of December 31, 2022, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout (a)	$1,116,875,607	$200,060,843	1-10 years	Not Redeemable	N/A	N/A
Growth Equity (b)	173,885,506	43,122,812	1-10 years	Not Redeemable	N/A	N/A
Infrastructure (c)	84,524,605	14,161,563	1-12 years	Not Redeemable	N/A	N/A
Private Debt (d)	39,365,415	8,210,269	1-10 years	Not Redeemable	N/A	N/A
Real Assets (e)	11,487,535	6,355,796	1-10 years	Not Redeemable	N/A	N/A
Special Situations (f)	29,437,796	6,387,763	1-10 years	Not Redeemable	N/A	N/A
Venture (g)	38,998,266	23,826,109	1-10 years	Not Redeemable	N/A	N/A

Total	$1,494,574,730	$302,125,155

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that invest in later-stage, pre-IPO companies.
(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.
(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.
(g)	Investments in new and emerging companies are usually classified as venture capital.
*

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.